Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Held-to-Maturity Debt Securities

The amortized cost and fair value of held-to-maturity and available-for-sale debt securities at June 30, 2015 and December 31, 2014 were as follows.

	Held-to-Maturity Securities
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
June 30, 2015	Cost	Gains	Losses	Value
Municipal securities	$12,609	—	487	12,122

	$12,609	—	487	12,122

Schedule of Amortized Cost and Fair Value of Available-for-Sale Debt Securities

The amortized cost and fair value of held-to-maturity and available-for-sale debt securities at June 30, 2015 and December 31, 2014 were as follows.

	Available-for-Sale Securities
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
June 30, 2015	Cost	Gains	Losses	Value
Mortgage-backed securities	$24,631	925	151	25,405
Municipal securities	4,408	206	42	4,572

	$29,039	1,131	193	29,977

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	27,723	1,138	111	28,750
Municipal securities	4,408	279 6		4,681

	$33,632	1,417	117	34,932

Investment securities available-for-sale at December 31, 2014 and 2013 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	27,723	1,138	111	28,750
Municipal securities	4,408	279	6	4,681

Total investment securities available-for-sale	$33,632	1,417	117	34,932

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value
Mortgage-backed securities	$33,123	1,022	403	33,742
Municipal securities	4,409	59	198	4,270
Mutual fund	10,000	—	33	9,967

Total investment securities available-for-sale	$47,532	1,081	634	47,979

Schedule of Debt Securities with Unrealized Losses

Details concerning the Company’s debt securities with unrealized losses as of June 30, 2015 and December 31, 2014 are as follows.

	Held-to-Maturity Securities
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
June 30, 2015	Value	Losses	Value	Losses	Value	Losses
Municipal securities	$12,122	487	—	—	12,122	487

	$12,122	487	—	—	12,122	487

	Available-for-Sale Securities
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
June 30, 2015	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities	$844	19	5,946	132	6,790	151
Municipal securities	940	42	—	—	940	42

	$1,784	61	5,946	132	7,730	193

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2014	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities	$—	—	—	—	—	—
Mortgage-backed securities	—	—	7,705	111	7,705	111
Municipal securities	—	—	494	6	494	6

	$—	—	8,199	117	8,199	117

Details concerning investment securities with unrealized losses as of December 31, 2014 and 2013 are as follows:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities	$—	—	—	—	—	—
Mortgage-backed securities	—	—	7,705	111	7,705	111
Municipal securities	—	—	494	6	494	6

	$—	—	8,199	117	8,199	117

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities	$8,409	403	—	—	8,409	403
Municipal securities	2,086	198	—	—	2,086	198
Mutual fund	9,967	33	—	—	9,967	33

	$20,462	634	—	—	20,462	634

Schedule of Amortized Cost and Estimated Fair Value of Securities

The amortized cost and estimated fair value of debt securities at June 30, 2015, by contractual maturity, are shown below. Expected maturities differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale Securities		Held-to-Maturity Securities
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Municipal securities:
0 to 5 years	$—	—	$—	—
5 to 10 years	1,047	1,095	—	—
Over 10 years	3,361	3,477	12,609	12,122
Mortgage-backed securities	24,631	25,405	—	—

	$29,039	29,977	$12,609	12,122

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
Municipal & U.S. Treasury securities:
0 to 5 years	$1,501	1,501
5 to 10 years	1,047	1,101
Over 10 years	3,361	3,580
Mortgage-backed securities	27,723	28,750

	$33,632	34,932